SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                                                     SEC File Number : 000-30486

                           NOTIFICATION OF LATE FILING
 (Check One): |X| Form 10-K and Form 10-KSB   |_| Form 11-K    |_| Form 20-F
              |_| Form 10-Q and Form 10QSB    |_| Form N-SAR


         For Period Ended:                June 30, 2005
                         -------------------------------------------------------
|_|      Transition Report on Form 10-K     |_|  Transition Report on Form 10-Q
|_|      Transition Report on Form 20-F     |_|  Transition Report on Form N-SAR
|_|      Transition Report on Form 11-K
         For the Transition Period Ended:
         Read attached instruction sheet before preparing form. Please print or type.
         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
         If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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                                     PART I
                             REGISTRANT INFORMATION
Full name of registrant:  Advanced Communications Technologies, Inc.
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Former name if applicable
                         -------------------------------------------------------
Address of principal executive office  (Street and number)  420 Lexington Avenue
                                                         -----------------------
City, state and zip code              New York, New York  10170
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                                     PART II
                             RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

|X| (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X| (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

      State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

      Our auditors had not completed their review and audit in time for us to process and file the 10-K in a timely manner.

                                     PART IV
                                OTHER INFORMATION

      (1) Name and telephone number of person to contact in regard to this notification
       Gary      A.       Miller,       Esq.       215      851-8472
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(Name) (Area Code) (Telephone Number)

      (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                  |X| Yes      |_| No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                  |X| Yes      |_| No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                      Please see Exhibit A attached hereto.

                   Advanced Communications Technologies, Inc.
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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date  Oct. 3, 2005            /s/ Wayne I. Danson
                              --------------------------------------------------
                              Name: Wayne I. Danson
                              Title:  President and Chief Executive Officer


      Instruction. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

      Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

      1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

      2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, DC 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of the public record in the Commission files.

      3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

      4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

      5. Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.

                   ADVANCED COMMUNICATIONS TECHNOLOGIES, INC.

                            ATTACHMENT TO FORM 12b-25

            Part (IV)(3) Anticipated Changes in Results of Operations


      For the fiscal year ended June 30, 2005, we realized consolidated net income from continuing operations of $459,000 compared with net income of $476,000 for the fiscal year ended June 30, 2004, or a 3% decrease. The fiscal year ended June 30, 2005 is the first full fiscal year reflecting the results of Cyber-Test's operating business. During this period, Cyber-Test recorded record sales of $7.5 million relating to the repair, service and warranty and exchange of various office equipment, PDAs, laptop computers, monitors and multi-functional units. Gross margin was 35%. Cyber-Test's net profit from operations of $382,000 or 5.1% of sales was slightly below its net profit percentage as compared to the previous nine-month results. Cyber-Test continues to shift its sales mix from the repair of core products such as fax machines, printers and multifunction machines to PDA and laptop repair.


For the fiscal year ended June 30, 2005, we reported a consolidated loss from continuing operations before other income of $1.8 million because of consolidated corporate overhead costs at the parent and Encompass levels in the net amount of $2.2 million versus a $583,000 loss from continuing operations before other income for the fiscal year ended June 30, 2004. Included in these overhead costs is $374,000 of non-cash charges for depreciation and amortization. Our consolidated loss from continuing operations was offset by $2.9 million of other investment and forgiveness of debt income.